Assets held for sale - Details of assets held for sale (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2024 USD ($)
Assets or disposal groups classified as held for sale [Line Items]
Total		₩ 73,989	[1]	₩ 20,345	[1]	$ 50,060
Explanation of facts and circumstances of sale or reclassification and expected disposal, manner and timing		The Group has decided to sell some of the premises and equipment through internal consultation during the current year and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.		The Group has decided to sell some of the premises and equipment through internal consultation during the current year and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.
Premises and equipment
Assets or disposal groups classified as held for sale [Line Items]
Total	[1]	₩ 31,266		₩ 11,573
Others
Assets or disposal groups classified as held for sale [Line Items]
Total	[1]	₩ 42,723		₩ 8,772

[1]	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2023 and December 31, 2024.